Summary of Status of Partnership's Unvested Equity-Based Awards (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Blackstone | Blackstone Partnership Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance | shares	11,029,996
Granted (Units) | shares	209,498
Vested (Units) | shares	(6,305,456)
Forfeited (Units) | shares	(348,145)
Ending Balance | shares	4,585,893
Beginning Balance | $ / shares	$ 38.02
Granted (Weighted-Average Grant Date Fair Value) | $ / shares	33.73
Vested (Weighted-Average Grant Date Fair Value) | $ / shares	37.25
Forfeited (Weighted-Average Grant Date Fair Value) | $ / shares	38.3
Ending Balance | $ / shares	$ 38.94
Blackstone Group Inc. [Member] | Equity Settled Awards Deferred Restricted Shares Of Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance | shares	31,001,563
Granted (Units) | shares	15,590,890
Vested (Units) | shares	(9,179,271)
Forfeited (Units) | shares	(956,538)
Ending Balance | shares	36,456,644
Beginning Balance | $ / shares	$ 82.94
Granted (Weighted-Average Grant Date Fair Value) | $ / shares	85.21
Vested (Weighted-Average Grant Date Fair Value) | $ / shares	74.2
Forfeited (Weighted-Average Grant Date Fair Value) | $ / shares	87.22
Ending Balance | $ / shares	$ 86.05
Blackstone Group Inc. [Member] | Cash Settled Awards Phantom Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance | shares	48,886
Granted (Units) | shares	69,267
Vested (Units) | shares	(13,840)
Forfeited (Units) | shares	(18,866)
Ending Balance | shares	85,447
Beginning Balance | $ / shares	$ 85.04
Granted (Weighted-Average Grant Date Fair Value) | $ / shares	93.2
Vested (Weighted-Average Grant Date Fair Value) | $ / shares	103.38
Forfeited (Weighted-Average Grant Date Fair Value) | $ / shares	68.63
Ending Balance | $ / shares	$ 114.5